STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

September 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Banks - 4.8%
Citigroup	175,209		7,553,260
First Republic Bank	49,928		5,445,148
			12,998,408
Capital Goods - 2.1%
Acuity Brands	14,736		1,508,230
Ferguson	40,440		4,068,926
			5,577,156
Consumer Durables & Apparel - 5.4%
Lennar, Cl. A	60,555		4,946,132
NIKE, Cl. B	76,793		9,640,593
			14,586,725
Diversified Financials - 3.5%
Redwood Trust	202,656	[a]	1,523,973
The Goldman Sachs Group	40,129		8,064,725
			9,588,698
Food & Staples Retailing - 2.3%
Costco Wholesale	17,876		6,345,980
Food, Beverage & Tobacco - 3.0%
PepsiCo	57,886		8,022,999
Health Care Equipment & Services - 6.5%
Abbott Laboratories	82,341		8,961,171
Medtronic	82,276		8,550,122
			17,511,293
Insurance - 2.9%
Intact Financial	73,105		7,827,953
Materials - 4.3%
Albemarle	57,138		5,101,281
Ecolab	13,082		2,614,307
International Flavors & Fragrances	30,830		3,775,133
			11,490,721
Media & Entertainment - 4.5%
Alphabet, Cl. A	8,219	[b]	12,045,766
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Gilead Sciences	89,419		5,650,387
Merck & Co.	91,521		7,591,667
			13,242,054
Retailing - 12.0%
Amazon.com	5,955	[b]	18,750,687
Dollar General	31,345		6,570,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
Retailing - 12.0% (continued)
eBay		134,544		7,009,742
				32,330,968
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials		102,866		6,115,384
Qualcomm		73,878		8,693,963
				14,809,347
Software & Services - 20.5%
Accenture, Cl. A		42,139		9,522,993
Fidelity National Information Services		36,276		5,340,190
Intuit		17,070		5,568,405
Mastercard, Cl. A		25,169		8,511,401
Microsoft		91,992		19,348,677
salesforce.com		27,878	[b]	7,006,299
				55,297,965
Technology Hardware & Equipment - 8.4%
Apple		156,790		18,157,850
Cisco Systems		115,552		4,551,593
				22,709,443
Telecommunication Services - 3.1%
Verizon Communications		141,845		8,438,359
Utilities - 4.1%
CMS Energy		58,331		3,582,107
Eversource Energy		89,427		7,471,626
				11,053,733
Total Common Stocks (cost $176,866,460)				263,877,568
	1-Day Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,796,582)	0.10	5,796,582	[c]	5,796,582
Total Investments (cost $182,663,042)		100.0%		269,674,150
Cash and Receivables (Net)		.0%		21,607
Net Assets		100.0%		269,695,757

a Investment in real estate investment trust within the United States.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	259,808,642	4,068,926††	-	263,877,568
Investment Companies	5,796,582	-	-	5,796,582

† See Statement of Investments for additional detailed categorizations, if any.

† † Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2020, accumulated net unrealized appreciation on investments was $87,011,108, consisting of $92,119,555 gross unrealized appreciation and $5,108,447 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.